Convertible Notes Payable (Details) - USD ($)	1 Months Ended		9 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Convertible Notes Payable [Line Items]
Total cash proceeds amount (in Dollars)			$ 551,500
Percentage of interest rate	22.00%		22.00%
Percentage of conversion price amount	65.00%	65.00%
Convertible promissory notes (in Dollars)	$ 580,000		$ 580,000
(90) Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	97.00%	120.00%
(91st) Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid		125.00%
29 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	110.00%
30 to 59 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	115.00%
60-89 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	125.00%
90-119 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	130.00%
120-149 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	135.00%
150-180 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	140.00%
91-150 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	98.00%
August 2025 Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Total principal amount (in Dollars)		$ 283,000
August 2025 Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Total cash proceeds amount (in Dollars)		$ 275,000
Percentage of interest rate		10.00%
Maturity date		May 30, 2026
Bear interest rate per annum		22.00%
September Convertible Note A [Member]
Convertible Notes Payable [Line Items]
Total principal amount (in Dollars)	$ 150,000
Total cash proceeds amount (in Dollars)	$ 130,000
Percentage of interest rate	6.00%		6.00%
Maturity date	Sep. 15, 2026
September Convertible Note B [Member]
Convertible Notes Payable [Line Items]
Total principal amount (in Dollars)	$ 165,000
Total cash proceeds amount (in Dollars)	$ 146,500
Percentage of interest rate	10.00%		10.00%
Maturity date	Sep. 08, 2026
151-180 Days [Member]
Convertible Notes Payable [Line Items]
Percentage of prepaid	99.00%
Maximum [Member]
Convertible Notes Payable [Line Items]
Convertible promissory notes (in Dollars)	$ 28,000		$ 28,000
Common Stock [Member] | September Convertible Note A [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)	8,183,306
Common Stock [Member] | September Convertible Note B [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)	8,078,035